COMMON STOCK (Details Narrative) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 19, 2016 USD ($) shares	Feb. 28, 2015 USD ($) shares	Nov. 30, 2014 USD ($) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Dec. 31, 2016 CAD / shares	Jun. 30, 2016 CAD / shares	Jan. 19, 2016 CAD / shares	Jun. 30, 2015 CAD / shares	Mar. 30, 2015 shares	Feb. 28, 2015 CAD / shares	Jan. 19, 2015 shares	Nov. 30, 2014 CAD / shares	Jun. 30, 2014 CAD / shares
Warrant exercise price (in dollars per share) | CAD / shares						CAD 0.79	CAD 0.75		CAD 0.73					CAD 0.25
Risk free interest rate				1.25%
Expected dividend yield				0.00%
Volatility				88.63%
Expected life				2 years 6 months
Stock issuance cost | $				$ 151	$ 521
Mackie Research Capital Corporation [Member]
Number of units issued			205,304
Unit price (in dollars per unit) | CAD / shares													CAD 0.55
Percentage of cash commission on brokered portion of private placement		6.50%	6.50%
Cash commission | $		$ 112
Common Stock [Member]
Number of shares issued					19,245,813
Common Stock [Member] | Mackie Research Capital Corporation [Member]
Number of shares issued			1
Broker Warrant [Member] | Mackie Research Capital Corporation [Member]
Warrant exercise price (in dollars per share) | CAD / shares											CAD 0.85
Number of shares issued upon services		182,910
Fair value warrant | $		$ 79
Risk free interest rate		1.25%
Expected dividend yield		0.00%
Volatility		100.95%
Expected life		2 years
Stock issuance cost | $		$ 230
2014 Warrants Unit [Member] | Mackie Research Capital Corporation [Member]
Number of shares issued			1
Warrant exercise price (in dollars per share) | CAD / shares													0.65
Fair value warrant | $			$ 108
Risk free interest rate			1.25%
Expected dividend yield			0.00%
Volatility			108.90%
Expected life			2 years
Stock issuance cost | $			$ 300
Private Placement [Member]
Number of units issued	9,074,835
Unit price (in dollars per unit) | CAD / shares								CAD 0.57
Number of units issued,value | $	$ 3,750
Private Placement [Member] | Common Stock [Member]
Number of shares issued	1
Private Placement [Member] | Private Placement Warrant [Member]
Number of shares issued	1
Number of shares called by each warrant	1
Warrant term	3 years
Warrant exercise price (in dollars per share) | CAD / shares								0.75
Private Placement [Member] | Broker Warrant [Member]
Number of shares called by each warrant	1
Warrant term	3 years
Warrant exercise price (in dollars per share) | CAD / shares								0.75
Number of shares issued upon services	75,450
Fair value warrant | $	$ 15
Risk free interest rate	0.75%
Expected dividend yield	0.00%
Volatility	100.13%
Expected life	3 years
Partially Brokered & Partially Non-Brokered Private Placement [Member] | Common Stock [Member]
Number of shares issued		1	1
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2015 Special Warrants [Member]
Number of shares issued		2,914,000
Warrant exercise price (in dollars per share) | CAD / shares											CAD 0.75
Warrant aggregate gross proceeds | $		$ 1,722
Description of warrant rights		Each 2015 Warrant is exchangeable at any time after the closing date of the offering into one unit of the Company
Number of shares deemed exercised										2,914,000
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2015 Warrants Unit [Member]
Number of shares issued	1
Warrant exercise price (in dollars per share) | CAD / shares								CAD 1
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2014 Special Warrants [Member]
Number of shares issued			19,245,813
Warrant exercise price (in dollars per share) | CAD / shares													0.55
Warrant aggregate gross proceeds | $			$ 8,846
Description of warrant rights			Each 2014 Special Warrant is exchangeable at any time after the closing date of the offering into one unit of the Company
Number of shares deemed exercised												19,245,813
Partially Brokered & Partially Non-Brokered Private Placement [Member] | 2014 Warrants Unit [Member]
Number of shares issued			1
Warrant exercise price (in dollars per share) | CAD / shares													CAD 0.65